ACQUISITIONS (Pro Forma Information) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net revenue	$ 3,462	$ 3,413
Net income	$ 116	$ 231
Net income per share - Basic (in dollars per share)	$ 0.63	$ 1.26
Net income per share - Diluted (in dollars per share)	$ 0.62	$ 1.25